(7) Warrants (Details) (USD $)	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Executive Officer	Apr. 01, 2011 Chief Executive Officer	Jul. 29, 2011 Investor	Jul. 29, 2011 Placement Broker	Dec. 31, 2012 Sodexo Operations LLC	Dec. 31, 2012 Sodexo Operations LLC Warrant 2	Jul. 13, 2010 Sodexo Operations LLC Warrant 2	Jun. 02, 2009 Sodexo Operations LLC Warrant 2	Dec. 31, 2012 Sodexo Operations LLC Warrant 1
Warrants, Vestable							2,000,000
Warrant Exercise Price				$ 0.94			$ 1.50
Warrants, Vested									175,000	150,000
Warrants issued for marketing services	$ 25,787							$ 90,161			$ 76,807
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model		Black-Scholes option-pricing model					Black-Scholes option-pricing model			Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments			$ 0					$ 0			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.11%					0.17%			0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			81.36%					82.56%			85.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years	3 years					4 years			5 years
Class of Warrant or Right, Outstanding				300,000	370,000	199,800